Share-Based Payment - Summary Of Share Based Payment (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Ending balance	5,222,591
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	993,807	576,625	82,492
Granted during the year	634,589	717,980	609,860
Settled during the year	(60,056)		(18,132)
Transferred during the year	(321,351)	(212,160)	(20,098)
Forfeited during the year	(67,161)	(88,638)	(77,497)
Ending balance	1,179,828	993,807	576,625
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	566,011
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	411,030
Restricted Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	202,787
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	156,667	105,023
Granted during the year	73,583	92,655	112,268
Settled during the year	(15,716)
Transferred during the year	(46,588)	(35,007)
Forfeited during the year	(2,688)	(6,004)	(7,245)
Ending balance	165,258	156,667	105,023
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	86,659
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	54,066
Performance Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	24,533
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,150,474	681,648	82,492
Granted during the year	708,172	810,635	722,128
Settled during the year	(75,772)		(18,132)
Transferred during the year	(367,939)	(247,167)	(20,098)
Forfeited during the year	(69,849)	(94,642)	(84,742)
Ending balance	1,345,086	1,150,474	681,648
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	652,670
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	465,096
Restricted Stock Units and Performance Stock Unit [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	227,320